SEGMENTED INFORMATION (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of operating segments [abstract]
Schedule of reportable operating segments

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2019.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	429,236	429,236
Cost of sales	-	(1,985,804)	(1,985,804)
Operating expenses	-	(445,396)	(445,396)
Other expenses	-	195,726	195,726
Taxes	-	1,659	1,659
Segment loss	-	(1,804,579)	(1,804,579)

Corporate expenses:
Operating expenses			(5,401,319)
Other expenses			(580,335)
Tax recovery			160,917
Foreign currency translation			12,775
Total corporate expenses			(5,807,962)

Comprehensive loss for the year			(7,612,541)

Capital expenditures:
Equipment	-	125,143	125,143

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2018.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	687,381	687,381
Cost of sales	-	(758,749)	(758,749)
Operating expenses	-	(318,682)	(318,682)
Other expenses	(442,585)	(153,206)	(595,791)
Taxes	-	(1,621)	(1,621)
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other expenses			(4,753,687)
Foreign currency translation			398,892
Total corporate expenses			(6,113,879)

Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883